Contingencies (Details) (Former Employee [Member]) In Thousands, unless otherwise specified	1 Months Ended
	Dec. 31, 2008 USD ($)	Dec. 31, 2008 ILS
Claims damage amount	$ 159	552
Percentage to maintain equity interest	1.45%	1.45%
Loss Contingency Demanded On Termination	127	441
Legal Fees		55